UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment:    ;  Amendment Number:  __
  This Amendment (Check only one.)      is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Botti Brown Asset Management, LLC
Address:  101 California Street, Suite 4350
          San Francisco, CA 94111

Form 13F File Number:    28-05327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bridget Watkin
Title:    Chief Financial Officer
Phone:    415-675-3300

Signature, Place and Date of Signing:


/s/ Bridget Watkin            San Francisco, CA   August 9, 2006

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          74

Form 13F Information Table Value Total:      348,491 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


NAME OF ISSUER            TITLE              VALUE          SH/   PUT  INV.   OTHE      VOTING AUTH
                          OF       CUSIP     X1000  SHARES  PRN   /    DISC.  R
                          CLASS                                   CAL         MGR
                                                                  L
                                                                                      SOLE   SHR  NON
                                                                                                   E
***CHECK POINT SOFTWARE   COMM     M22465104 15551  833600  SH         Sole          833600
***CRM HOLDINGS LTD       COMM     G2554P103 291    27800   SH         Sole          27800
***INTEROIL CORP          COMM     460951106 4356   229255  SH         Sole          229255
***IPC HOLDINGS LTD       COMM     G4933P101 551    22348   SH         Sole          22348
***LML PAYMENT SYSTEMS    COMM     50208P109 82     16175   SH         Sole          16175
INC
***QUEBECOR INC           COMM     748193208 13545  625900  SH         Sole          625900
***RAM HOLDINGS LTD       COMM     G7368R104 629    50000   SH         Sole          50000
***TEEKAY SHIPPING CORP   COMM     Y8564W103 669    16000   SH         Sole          16000
1ST SOURCE CORP           COMM     336901103 582    17195   SH         Sole          17195
21ST CENTURY INS GROUP    COMM     90130N103 868    60300   SH         Sole          60300
AMERICAN EAGLE            COMM     2.55E+109 21110  620162  SH         Sole          620162
OUTFITTERS INC
APOLLO GROUP INC          COMM     37604105  1307   25300   SH         Sole          25300
APRIA HEALTHCARE GROUP    COMM     37933108  208    11000   SH         Sole          11000
INC
ARRHYTHMIA RESEARCH       COMM     42698308  456    39300   SH         Sole          39300
TECHNOLOGY
ASPEN INSURANCE HOLDINGS  COMM     G05384105 699    30000   SH         Sole          30000
BALDWIN & LYONS INC   COMM     57755209  5937   232839  SH         Sole          232839
CL B
BASIN WATER INC           COMM     07011T306 2053   204864  SH         Sole          204864
BEBE STORES INC           COMM     75571109  10156  658627  SH         Sole          658627
CENTURY ALUMINUM CO       COMM     156431108 999    28000   SH         Sole          28000
CHARLES & COLVARD     COMM     159765106 4737   449836  SH         Sole          449836
LTD
CLAIRES STORES INC        COMM     179584107 255    10000   SH         Sole          10000
CLICK COMMERCE INC        COMM     18681D208 8356   423498  SH         Sole          423498
COINMACH SVC CORP         COMM     19259W206 769    75000   SH         Sole          75000
COMERICA INC              COMM     200340107 7845   150900  SH         Sole          150900
CONSOLIDATED GRAPHICS     COMM     209341106 17490  335966  SH         Sole          335966
INC
CONVERA CORP              COMM     211919105 308    45894   SH         Sole          45894
COVENTRY HEALTH CARE INC  COMM     222862104 560    10200   SH         Sole          10200
CROCS INC                 COMM     227046109 13330  530022  SH         Sole          530022
DOCUMENT SEC SYS INC      COMM     25614T101 2382   223630  SH         Sole          223630
EBAY INC                  COMM     278642103 1362   46500   SH         Sole          46500
EDDIE BAUER HOLDINGS      COMM     71625107  5745   499588  SH         Sole          499588
CORP
EMBARQ CORPORATION        COMM     2.91E+109 820    20000   SH         Sole          20000
EMULEX CORP NEW           COMM     292475209 16043  986040  SH         Sole          986040
EXPEDIA INC DEL           COMM     30212P105 9135   609400  SH         Sole          609400
FIRSTCITY FINL CORP       COMM     33761X107 296    28300   SH         Sole          28300
GREAT CANADIAN GAMING     COMM     389914102 16842  162090  SH         Sole          162090
CORP                                                0                                0
HARLAND JOHN H CO         COMM     412693103 544    12500   SH         Sole          12500
HARRINGTON WEST FINL      COMM     41383L104 599    37700   SH         Sole          37700
GROUP INC
HOME SOLUTIONS OF         COMM     437355100 170    27480   SH         Sole          27480
AMERICA INC
IMERGENT INC.             COMM     45247Q100 2431   187006  SH         Sole          187006
IMPATH BANKRUPTCY         COMM     45256P100 1042   578900  SH         Sole          578900
LIQUIDATING
INFOUSA INC NEW           COMM     456818301 5919   574099  SH         Sole          574099
ITLA CAPITAL CORP         COMM     450565106 578    11000   SH         Sole          11000
JDS UNIPHASE CORP         COMM     46612J101 29     11400   SH         Sole          11400
KKR FINANCIAL CORP        COMM     482476306 728    35000   SH         Sole          35000
KOS PHARMACEUTICALS INC   COMM     500648100 7261   193000  SH         Sole          193000
K-SWISS INC-CL A          COMM     482686102 214    8000    SH         Sole          8000
KULICKE & SOFFA       COMM     501242101 3853   520000  SH         Sole          520000
INDUSTRIES INC
MAX RE CAPITAL LTD        COMM     G6052F103 3440   157500  SH         Sole          157500
MBIA INC                  COMM     55262C100 410    7000    SH         Sole          7000
MI DEVELOPMENTS INC SUB   COMM     55304X104 10390  306400  SH         Sole          306400
VTG
MICROSOFT CORP            COMM     594918104 373    16000   SH         Sole          16000
MIRANT CORP               COMM     60467R100 23102  862000  SH         Sole          862000
MOTIENT CORP              COMM     619908304 2137   151050  SH         Sole          151050
NEW FRONTIER MEDIA INC    COMM     644398109 234    32700   SH         Sole          32700
NUTRACEUTICAL INTL CORP   COMM     67060Y101 3923   255900  SH         Sole          255900
NUTRISYSTEM INC           COMM     67069D108 11407  183600  SH         Sole          183600
NYMAGIC INC               COMM     629484106 13464  463488  SH         Sole          463488
OLD REPUBLIC              COMM     680223104 14274  667950  SH         Sole          667950
INTERNATIONAL
PARLUX FRAGRANCES INC     COMM     701645103 5050   521188  SH         Sole          521188
PREMIERE GLOBAL SERVICES  COMM     740585104 5180   686100  SH         Sole          686100
INC
RAE SYSTEMS INC           COMM     75061P102 2819   704675  SH         Sole          704675
RESEARCH FRONTIERS INC    COMM     760911107 669    129154  SH         Sole          129154
SEMICONDUCTOR HOLDRS TR   COMM     816636203 3291   100000  SH         Sole          100000
SOUTHWEST BANCORP INC     COMM     844767103 204    8000    SH         Sole          8000
OKLA
SUNSET FINANCIAL          COMM     867708109 647    76800   SH         Sole          76800
RESOURCES INC
TENNECO AUTOMOTIVE INC    COMM     880349105 260    10000   SH         Sole          10000
TERREMARK WORLDWIDE INC   COMM     881448203 1638   455080  SH         Sole          455080
TIMBERLAND CO  CL A       COMM     887100105 245    9400    SH         Sole          9400
TITAN INTERNATIONAL INC-  COMM     88830M102 7993   427200  SH         Sole          427200
ILL
TYCO INTERNATIONAL LTD    COMM     902124106 20675  751800  SH         Sole          751800
NEW
UNITED AMERICA            COMM     90933T109 6261   300409  SH         Sole          300409
INDEMNITYD
UNUMPROVIDENT CORP        COMM     91529Y106 453    25000   SH         Sole          25000
WHOLE FOODS MARKET INC    COMM     966837106 259    4000    SH         Sole          4000

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